CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets
Cash and cash equivalents	¥ 2,324,542	$ 333,900	¥ 1,616,164
Restricted cash (including restricted cash of the consolidated trusts of RMB303,667 and RMB799,646 as of December 31, 2018 and 2019, respectively)	3,686,203	529,490	3,677,557
Short-term investments	114,560	16,456	1,694,660
Accounts receivable, net of provision for doubtful accounts of RMB50,544 (adjusted, Note 2(ah)) and RMB145,699 as of December 31, 2018 and 2019, respectively)	882,305	126,735	812,042
Quality assurance receivable	3,649,642	524,238	2,064,366
Property, equipment and software, net	134,324	19,294	144,002
Right of use assets	95,786	13,759
Intangible assets	64,280	9,233	68,880
Goodwill	50,411	7,241	50,411
Loans receivable, net of provision for loan losses of RMB74,381 (adjusted, Note 2(ah)) and RMB316,124 as of December 31, 2018 and 2019, respectively (including loans receivable, net of provision for loan losses of the consolidated trusts of RMB2,290,082 and RMB4,618,856 as of December 31, 2018 and 2019, respectively)	4,808,252	690,662	2,331,108
Financial guarantee derivative assets			56,287
Investments	952,833	136,866	167,501
Deferred tax assets	129,740	18,636	122,763
Amounts due from related party			2,830
Contract assets	20,555	2,952	112,103
Prepaid expenses and other assets	1,391,023	199,806	221,793
Total assets	18,304,456	2,629,268	13,142,467
Liabilities and Shareholders' Equity:
Payable to platform customers (including payable to platform customers of the consolidated variable interest entity ("VIE") and VIE's subsidiaries without recourse to the Company of RMB905,034 and RMB684,630 as of December 31, 2018 and 2019, respectively)	684,630	98,341	905,034
Quality assurance payable (including quality assurance payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB3,819,379 and RMB4,776,153 as of December 31, 2018 and 2019, respectively)	4,776,153	686,051	3,819,379
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB129,809 and RMB115,540 as of December 31, 2018 and 2019, respectively)	176,685	25,379	188,254
Taxes payable (including taxes payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB208,585 and RMB32,468 as of December 31, 2018 and 2019, respectively)	128,298	18,429	225,101
Short-term borrowings (including short-term borrowings of the consolidated VIE and VIE's subsidiaries without recourse to the Company of Nil and RMB85,000 as of December 31, 2018 and 2019, respectively)	235,000	33,756	25,000
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of RMB1,505,909 and RMB3,660,483 as of December 31, 2018 and 2019 respectively)	3,660,483	525,796	1,505,909
Contract liabilities (including contract liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB158,061 and RMB50,166 as of December 31, 2018 and 2019, respectively)	55,728	8,005	165,469
Amounts due to related party (including amounts due to related party of the consolidated VIE and VIE's subsidiaries without recourse to the Company of Nil and RMB4,309 as of December 31, 2018 and 2019, respectively)	4,309	619
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of Nil and RMB84,284 as of December 31, 2018 and 2019, respectively)	85,143	12,230
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB78,268 and RMB47,117 as of December 31, 2018 and 2019, respectively)	198,922	28,573	100,064
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB190,406 and RMB237,802 as of December 31, 2018 and 2019, respectively)	287,625	41,315	222,519
Total liabilities	10,292,976	1,478,494	7,156,729
Commitments and contingencies
FinVolution Group Shareholders' equity :
Additional paid-in capital	5,640,898	810,265	5,896,017
Treasury stock (46,301,000 and 20,634,265 shares as of December 31, 2018 and 2019, respectively)	(47,174)	(6,777)	(332,121)
Statutory reserves	317,198	45,563	256,006
Accumulated other comprehensive income	70,320	10,097	58,210
Retained earnings	1,966,611	282,486	45,668
Total FinVolution Group shareholders' equity	7,947,956	1,141,649	5,923,882
Non-controlling Interest	63,524	9,125	61,856
Total shareholders' equity	8,011,480	1,150,774	5,985,738
Total liabilities and shareholders' equity	18,304,456	2,629,268	13,142,467
Class A Ordinary Shares [Member]
FinVolution Group Shareholders' equity :
Ordinary shares	64	9	58
Class B Ordinary Shares [Member]
FinVolution Group Shareholders' equity :
Ordinary shares	¥ 39	$ 6	¥ 44